Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Fair Value Measurements

	Fair Value Measurements at September 30, 2022
	Quoted Prices in Active Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Derivative liabilities	$-	$-	$7,260	$7,260
Total	$-	$-	$7,260	$7,260

	Fair Value Measurements at December 31, 2021
	Quoted Prices in Active Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Derivative liability	$-	$-	$7,697	$7,697
Total	$-	$-	$7,697	$7,697

Schedule of Roll Forward of Level 3 Financial Instruments

A roll forward of the level 3 valuation financial instruments is as follows:

	Nine-Months Ended September 30, 2022
(in thousands)	Warrants	Notes	Total
Balance at December 31, 2021	$5,336	$2,361	$7,697
Initial valuation of derivative liabilities included in debt discount	1,151	163	1,314
Initial valuation of derivative liabilities included in derivative expense	—	108	108
Reclassification of derivative liabilities loss to gain on debt extinguishment	—	(325)	(325)
Change in fair value included in derivative expense	(318)	(1,216)	(1,534)
Balance at September 30, 2022	$6,169	$1,091	$7,260

A roll forward of the level 3 valuation financial instruments is as follows:

	Year Ended December 31, 2021
(In thousands)	Warrants	Notes	Total
Balance at December 31, 2020	$—	$—	$—
Initial valuation of derivative liabilities included in debt discount	—	377	377
Initial valuation of derivative liabilities included in derivative expense	246	1,348	1,594
Reclassification of derivative liabilities gain to loss on debt extinguishment	(52)	(193)	(245)
Reclass from additional paid-in capital	3,107	355	3,462
Change in fair value included in derivative expense	2,035	474	2,509
Balance at December 31, 2021	$5,336	$2,361	$7,697

Schedule of Earnings Per Share, Basic and Diluted

The following table presents the computation of net loss per share (in thousands), except share and per share data):

	Three Months Ended		Nine Months Ended
	2022	2021	2022	2021
Numerator
Net loss	$(1,804)	$(3,739)	$(1,779)	$(4,682)
Dividends	(8)	(406)	(574)	(1,679)
Net Loss allocable to common stockholders	$(1,812)	$(4,145)	$(2,353)	$(6,361)
Denominator
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	3,160,877	649,321	2,019,953	587,117
Net loss per share of common stock, basic and diluted
Net loss per share	$(0.57)	$(6.38)	$(1.16)	$(10.83)

The following table presents the computation of net loss per share (in thousands, except share and per share data):

	December 31,
(in thousands except share and per share data)	2021	2020
Numerator
Net loss	$(6,351)	$(3,766)
Preferred stock dividends	(2,054)	(1,540)
Net Loss allocable to common stockholders	$(8,405)	$(5,306)
Denominator
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	654,700	548,514
Net loss per share of common stock, basic and diluted
Net loss per share, basic and diluted	$(12.84)	$(9.67)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following number of shares have been excluded from diluted net (loss) since such inclusion would be anti-dilutive:

	Nine-Months Ended September 30,
	2022	2021
Stock options outstanding	19,000	19,378
Convertible notes	2,389,770	1,216,640
Warrants	5,192,652	3,065,318
Series C Preferred Stock	3,334	3,334
Series D Preferred Stock	2,500	2,500
Series E Preferred Stock	178,833	2,175,826
Series F Preferred Stock	—	225,995
Total	7,786,089	6,708,991

The following number of shares have been excluded from diluted net (loss) since such inclusion would be anti-dilutive:

	Year Ended December 31,
	2021	2020
Stock options outstanding	19,203	19,568
Convertible notes	2,434,842	1,682,930
Warrants	3,731,263	3,909,100
Series C Preferred Stock	3,334	3,334
Series D Preferred Stock	2,500	2,500
Series E Preferred Stock	2,162,076	2,102,801
Series F Preferred Stock	227,761	215,199
Total	8,580,979	7,935,432